CONTINGENT LIABILITIES AND COMMITMENTS - Additional Information (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)
Disclosure of contingent liabilities [line items]
Provisions	£ 683			£ 611
Capital support arrangements, risk-weighted exposures of regulated entities	0.00%		0.00%
Customer remediation- interest refund
Disclosure of contingent liabilities [line items]
Provisions	£ 461
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value	0
AXA France | Litigation and other regulatory
Disclosure of contingent liabilities [line items]
Provisions	528
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €		€ 1,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap | €			€ 40
Maximum | Customer remediation- interest refund
Disclosure of contingent liabilities [line items]
Provisions	£ 646